N-6	Jul. 13, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	The Prudential Variable Contract Account GI-2
Entity Central Index Key	0001008003
Entity Investment Company Type	N-6
Document Period End Date	Jul. 13, 2023
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]	^The Fund’s annual current expense reflects temporary fee reductions.
C000028474 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement US Small Cap Equity Select Portfolio (Service)
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	115.00%
Average Annual Total Returns, 1 Year [Percent]	(15.52%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.94%